Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities:
Net (loss) income	$ (1,430,668)	$ 9,194,630	$ (41,004,000)	$ (32,417,033)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	67,400	69,942	294,442	350,509
Stock based compensation	277,654	754,361	2,949,920	2,367,014
Equity compensation expense		671	3,821,122	1,976,000
Non-cash interest expense		90,450		303,061
Amortization of debt discount	30,110
Non-cash gain related to adjustment of note payable balance			(257,512)
Change in fair value of derivative liabilities	(561,350)	(12,417,450)	28,250,727	(12,275,217)
Loss on issuance of common stock and warrants				31,033,622
Changes in operating assets and liabilities:
Accounts receivable	(10,514)		(4,111)	1,165
Inventory				(1,700)
Prepaid expenses	103,439	(302,034)	36,527	3,515
Deferred offering costs	(460,915)
Other current assets	(371,163)	(607,376)	(76,166)
Accounts payable and accrued expenses	2,043,286	867,249	1,404,126	1,344,669
Income taxes payable		(6,369)	(6,369)	(82,898)
Excise taxes	95,858	13,648	54,592	19,486
Due to related party	75,000
Net Cash Used In Operating Activities	(141,863)	(2,342,278)	(4,536,702)	(7,377,807)
Cash Flows From Investing Activities:
Purchases of property and equipment			(117,812)
Capitalized patent costs	(23,975)	(40,156)	(122,930)	(246,074)
Net Cash Used In Investing Activities	(23,975)	(40,156)	(240,742)	(246,074)
Cash Flows From Financing Activities:
Capital contributions from Global Graphene Group				487,273
Cash received from NUBI Trust				25,160,047
Discount payment related to Non Redemption Agreement				(13,937,997)
Reimbursement of consideration shares related to the Forward Purchase Agreement				(2,193,800)
Reimbursement of Recycled Shares related to Forward Purchase Agreement				(80,241)
Transaction expenses in connection with the Merger				(8,948,009)
Inflow from Merger				17,555
Proceeds from convertible notes				527,500
Proceeds from short-term notes			1,000,000	670,000
Repayment of short-term notes		(42,671)	(42,671)	(1,389,146)
Proceeds from issuance of common stock and warrants in connection with Private Placement				7,850,000
Proceeds from issuance of common stock from exercise of warrants		241,546	671,568	4,259,241
Issuance costs in connection with Private Placement				(419,499)
Repayment of related party payable				(1,026,091)
Cash used to settle fractional shares			(460)
Net Cash Provided By Financing Activities		198,875	1,628,437	10,976,833
Net change in cash	(165,838)	(2,183,559)	(3,149,007)	3,352,952
Cash at beginning of period	204,725	3,353,732	3,353,732	780
Cash at end of period	38,887	1,170,173	204,725	3,353,732
Supplemental disclosure
Cash paid for interest expense		7,329	16,627	169,911
Cash paid for federal income taxes		6,369	6,369	89,959
Supplemental disclosure of non-cash financing activities:
Issuance of Common Stock upon the closing of the Merger		414		4,993
Issuance of Common Stock for Forward Purchase Agreement				3,124,379
Issuance of Common Stock upon cashless exercise of warrants			11
Stock subscription receivable, net of discount				2,372,232
FPA discount accretion	78,247		295,841	93,113
Debt discount recognized on note payable	70,000
Convertible notes converted to common shares		527,500	527,500
Reclassification of warrant derivative liability to additional paid-in capital upon exercise of Series A warrants			3,804,286
Conversion of Series C and Series D warrant derivative liabilities into common stock			43,030,502
Reverse stock split – reclassification from common stock to additional paid-in capital		13,311	13,311
Capitalized interest to principal balance of short-term note payable		90,450	29,777	24,061
Shares issued upon settlement of warrants	$ 24		$ 1,915,988